Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (7,121,914)	$ (18,729,609)	$ (24,207,685)	$ (29,145,901)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation				151
Gain on sale of asset		(4,500)	(4,500)
Accrued interest	9,146	57,536	60,488	349,339
Accretion of discounts on promissory notes				945,969
Change in fair value of derivative liability				(673,314)
Change in fair value of convertible notes	(146,479)	(6,169,929)	(5,756,787)	2,993,060
Loss on issuance of convertible notes		3,609,944	3,609,944
Loss on extinguishment of debt				347,566
Stock-based compensation	250,224	855,160	1,071,843	121,764
Issuance of liability classified warrants		3,737,371	3,737,371	1,865,403
Change in fair value of liability classified warrants	(279,873)	(5,626,130)	(6,730,613)	1,438,186
Issuance of warrants for share subscription facility				11,565,472
Commitment fee for share subscription facility				1,124,289
Warrant modification				56,590
Lease cost	(135)	(63)	(3)	(1,808)
Issuance costs paid to close convertible notes		946,085	946,085	1,920,158
Loss on debt conversions		4,000,155	3,964,633	154,391
Other income			(60,035)
Changes in operating assets and liabilities:
Unbilled receivable	169,083	300,908	164,900	(441,721)
Prepaid expenses and other assets	1,235,252	475,499	1,652,756	(1,616,019)
Accounts payable	(2,027,375)	984,410	2,642,686	(1,423,494)
Accrued expenses and other liabilities	(1,066,036)	971,344	1,021,478	2,177,742
Net cash used in operating activities	(8,978,107)	(14,591,819)	(17,887,439)	(8,242,177)
Cash flows from investing activities:
Proceeds from sale of asset		4,500	4,500
Net cash provided by investing activities		4,500	4,500
Cash flows from financing activities:
Proceeds public offerings, net	9,050,004		3,783,240
Proceeds from issuance of convertible notes, net		7,533,915	7,533,915	14,029,842
Proceeds from issuance of promissory notes to related parties				350,000
Repayments of convertible notes	(1,000,208)	(265,812)	(1,408,364)
Repayment of promissory notes				(467,774)
Transaction costs associated with public offerings	(447,879)		(547,377)
Proceeds from exercise of stock options				262,862
Proceeds from issuance of common stock for business combination, net of transaction costs				6,626,312
Repayment of financed insurance premiums	(307,131)	(442,439)	(595,509)	(488,543)
Net cash provided by financing activities	7,294,786	6,825,664	8,765,905	20,312,699
Decrease in cash and cash equivalents	(1,683,321)	(7,761,655)	(9,117,034)	12,070,522
Cash and cash equivalents beginning of period	3,147,702	12,264,736	12,264,736	194,214
Cash and cash equivalents end of period	1,464,381	4,503,081	3,147,702	12,264,736
Supplemental cash flow information:
Income tax payments		1,600	1,600	1,600
Supplemental disclosure of non-cash investing and financing activities:
Stock-based compensation		1,742,478	1,742,481
Conversions of convertible notes into common stock	3,056,892	13,879,535	3,056,892	13,879,535
Payable to related parties		800,000		800,000
Proceeds from financed insurance premiums, net	445,737	399,949	445,738	399,949
Settlement of commitment fee in shares	400,000		400,000
Fair value of derivative liability at issuance				3,052
Settlement of convertible notes into common stock			17,521,271	7,789,927
Payable to related parties settled in shares			191,618
Capital contribution from related parties			608,382
Net assets acquired in business combination				1,068,950
Financed insurance premiums			399,949	867,300
Share subscription facility transaction costs				12,689,764
Deemed dividend related to warrants down round provision	$ 12,038	$ 881,598	$ 913,204	$ 803,140